CASH AT BANK (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Mar. 27, 2019
CASH AT BANK (Details Narrative)
Bank Deposits	$ 3,210,464	$ 4,640,603	$ 5,550,026	$ 6,591,128	$ 0